Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct. 31, 2011
Supplement [Text Block]	cik0000916006_SupplementTextBlock

Bridgeway Funds, Inc.
Ultra-Small Company Fund (BRUSX)

Supplement dated January 24, 2012 to the Prospectus dated October 31, 2011

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting of the Board of Directors (the "Board") of Bridgeway Funds, Inc. held on January 13, 2012, the Board approved changes to the investment policy of the Ultra-Small Company Fund (the "Fund") as described below.  In particular, the Board approved changes to the definition of "ultra-small companies" for purposes of the Fund's investments in such securities.  This change will become effective 60 days from the date above (on March 26, 2012).

Under Principal Investment Strategies on page 13 and under Additional Fund Information – Ultra-Small Company Fund on page 52, the following revisions are made:
•	"10%" is replaced by "20%"
•	"the Cap-Based Portfolio 9 Index or" is inserted before "the Cap-Based Portfolio 10 Index"
•	"$281 million" is replaced by "$578 million"

The revised portion of the Principal Investment Strategies section on page 13 now reads:
"For purposes of the Fund's investments, "ultra-small companies" are defined as those: (i) companies that have a market capitalization the size of the smallest 20% of companies listed on the New York Stock Exchange; or (ii) companies with a capitalization that falls within the range of capitalization of companies included in the Cap-Based Portfolio 9 Index or the Cap-Based Portfolio 10 Index as defined by the University of Chicago's Center for Research in Security Prices ("CRSP"). A majority of these stocks are listed on NASDAQ. On June 30, 2011, the stocks in this group generally had a market capitalization of less than $578 million."

Please retain this supplement for future reference.

Ultra-Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916006_SupplementTextBlock
Bridgeway Funds, Inc.
Ultra-Small Company Fund (BRUSX)

Supplement dated January 24, 2012 to the Prospectus dated October 31, 2011

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting of the Board of Directors (the "Board") of Bridgeway Funds, Inc. held on January 13, 2012, the Board approved changes to the investment policy of the Ultra-Small Company Fund (the "Fund") as described below.  In particular, the Board approved changes to the definition of "ultra-small companies" for purposes of the Fund's investments in such securities.  This change will become effective 60 days from the date above (on March 26, 2012).

Under Principal Investment Strategies on page 13 and under Additional Fund Information – Ultra-Small Company Fund on page 52, the following revisions are made:
•	"10%" is replaced by "20%"
•	"the Cap-Based Portfolio 9 Index or" is inserted before "the Cap-Based Portfolio 10 Index"
•	"$281 million" is replaced by "$578 million"

The revised portion of the Principal Investment Strategies section on page 13 now reads:
"For purposes of the Fund's investments, "ultra-small companies" are defined as those: (i) companies that have a market capitalization the size of the smallest 20% of companies listed on the New York Stock Exchange; or (ii) companies with a capitalization that falls within the range of capitalization of companies included in the Cap-Based Portfolio 9 Index or the Cap-Based Portfolio 10 Index as defined by the University of Chicago's Center for Research in Security Prices ("CRSP"). A majority of these stocks are listed on NASDAQ. On June 30, 2011, the stocks in this group generally had a market capitalization of less than $578 million."

Please retain this supplement for future reference.